Note 20 - Operating Segments	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

Note 20 – Operating Segments

The Company's operations currently consist of two reportable operating segments: Banking and Oakmont Capital Holdings, LLC. The Company offers different products and services through its two segments. The accounting policies of the segments are generally the same as those of the consolidated company.

The Banking Segment generates its revenues primarily from its lending, deposit gathering and fee business activities. The profitability of this segment's operations depends primarily on its net interest income after provision for credit losses, which is the difference between interest earned on interest earning assets and interest paid on interest bearing liabilities less provision for credit losses. The provision for credit losses is almost entirely dependent on changes in the Banking Segment's loan portfolio and management’s assessment of the collectability of the loan portfolio as well as prevailing economic and market conditions. The profitability of this segment’s operations also depends on the generation of non-interest income which includes fees and commissions generated by Quaint Oak Bank and its wholly-owned subsidiaries, Quaint Oak Mortgage, LLC, Quaint Oak Real Estate, LLC, Quaint Oak Abstract, LLC, Quaint Oak Insurance Agency, LLC, and Oakmont Commercial, LLC, which are included in the Banking Segment for segment reporting purposes. The Banking Segment is also subject to an extensive system of laws and regulations that are intended primarily for the protection of depositors and other customers, federal deposit insurance funds and the banking system as a whole. These laws and regulations govern such areas as capital, permissible activities, allowance for loan and lease losses, loans and investments, and rates of interest that can be charged on loans. For segment reporting purposes, Quaint Oak Bancorp, Inc. is included as part of the Company’s Banking segment.

The Oakmont Capital Holdings, LLC Segment originates equipment loans which are generally sold to third party institutions with the loans’ servicing rights retained. The profitability of this segment’s operations depends primarily on the gains realized from the sale of loans, processing fees, and service fees. The Oakmont Capital Holdings, LLC Segment is also subject to an extensive system of laws and regulations that are intended primarily for the protection of commercial customers. The Bank’s 51% ownership interest in Oakmont Capital is currently being marketed for sale in order to reduce the Bank’s asset size and increase its capital ratios.  While Oakmont Capital is currently being marketed for sale, there can be no assurances that the transaction will be completed.

The following table present summary financial information for the reportable segments (in thousands):

	As of or for the Year Ended December 31,
	2023			2022
	Quaint Oak Bank(1)	Oakmont Capital Holdings, LLC	Consolidated	Quaint Oak Bank(1)	Oakmont Capital Holdings, LLC	Consolidated
Net Interest Income (Loss)	$19,394	$(1,231)	$18,163	$24,114	$(425)	$23,689
Provision for Credit Losses	157	-	157	2,475	-	2,475
Net Interest Income (Loss) after Provision for Credit Losses	19,237	(1,231)	18,006	21,639	(425)	21,214

Non-Interest Income
Mortgage banking, equipment lending and title abstract fees	599	1,739	2,338	757	2,346	3,103
Real estate sales commissions, net	94	-	94	298	-	298
Insurance commissions	663	-	663	593	-	593
Other fees and services charges	510	743	1,253	330	320	650
Net loan servicing income	235	3,483	3,718	13	1,855	1,868
Income from bank-owned life insurance	102	-	102	89	-	89
Net gain on loans held for sale	2,620	4,076	6,696	3,270	9,230	12,500
Gain on the sale of SBA loans	468	-	468	310	-	310
Total Non-Interest Income	5,291	10,041	15,332	5,660	13,751	19,411

Non-Interest Expense
Salaries and employee benefits	13,850	7,123	20,973	13,828	6,309	20,137
Directors’ fees and expenses	316	-	316	286	-	286
Occupancy and equipment	1,656	825	2,481	1,274	630	1,904
Data processing	1,051	-	1,051	690	-	690
Professional fees	932	126	1,058	668	80	748
FDIC deposit insurance assessment	867	-	867	658	-	658
Advertising	284	359	643	186	382	568
Amortization of other intangible	49	-	49	49	-	49
Other	1,911	1,091	3,002	1,291	929	2,220
Total Non-Interest Expense	20,916	9,524	30,440	18,930	8,330	27,260
Pretax Segment Profit (Loss)	$3,612	$(714)	$2,898	$8,369	$4,996	$13,365
Net (Loss) Income Attributable to Noncontrolling Interest	$(350)	$-	$(350)	$2,448	$-	$2,448
Segment Assets	$719,791	$34,327	$754,118	$757,688	$34,662	$792,350

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(1)	Includes Quaint Oak Bancorp, Inc. and the Bank’s subsidiaries, Quaint Oak Mortgage, Quaint Oak Real Estate, Quaint Oak Abstract, Quaint Oak Insurance Agency, QOB Properties, and Oakmont Commercial.